Equity - Schedule of Issued and Paid-up Capital (Details) - Ordinary Shares [Member] - AUD ($)	Dec. 31, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
Fully paid, shares	4,063,134,143	2,938,134,143
Fully paid, value	$ 127,807,987	$ 125,498,824